Accrued liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Compensation	$ 157,909	$ 144,574
Professional fees	92,077	76,727
Miscellaneous	81,178	59,710
Accrued Liabilities, Current	$ 331,164	$ 281,011